Accumulated other comprehensive loss.	12 Months Ended
Dec. 31, 2023
Accumulated other comprehensive loss.
Accumulated other comprehensive loss.

23.         Accumulated other comprehensive loss.

Accumulated other comprehensive loss is as follows:

	Labor obligations
	Amount		Deferred taxes		Total
Balance as of January 1, 2021	Ps.	(17,379)	Ps.	12,446	Ps.	(4,933)
Movements of the year		4,281		(1,284)		2,997
Balance as of December 31, 2021		(13,098)		11,162		(1,936)
Movements of the year		21,258		(6,377)		14,881
Balance as of December 31, 2022		8,160		4,785		12,945
Movements of the year		2,157		(647)		1,510
Balance as of December 31, 2023	Ps.	10,317	Ps.	4,138	Ps.	14,455

Labor obligations generate the effect of actuarial gains or losses.